ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed
The following summarizes the consideration transferred, the fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Cash consideration transferred	$2,757
Fair value of the Company’s interest in Just previously held(1)	298
Share-based compensation settlement	8
Effective settlement of a pre-existing relationship	(1,277)
Total	$1,786
Assets acquired:
Investments	$41,513
Cash and cash equivalents	2,715
Accrued investment income	440
Premiums due and other receivables	87
Deferred tax asset	54
Property and equipment	50
Intangible assets(2)	24
Other assets	131
Total assets acquired	45,014
Liabilities assumed:
Future policy benefits	36,750
Policyholders’ account balances	65
Non-recourse borrowings	1,271
Derivative liabilities	557
Payables under repurchase agreements	4,861
Other liabilities	339
Total liabilities assumed	43,843
Net assets acquired	1,171
Goodwill	$615
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(1)No gain or loss was recognized as a result of remeasuring to fair value our equity interest in Just immediately before the business combination.
(2)The useful life of intangible assets is approximately 3 years.